UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2006
                                                      --------------------------

Check here if Amendment [  ]; Amendment Number:
                                                      --------------------------
  This Amendment (Check only one.):         [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               Suite 1500
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28-  11728
                            --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jean Kim
                 -------------------------------------------------
Title:           Compliance Manager
                 -------------------------------------------------
Phone:           310-231-6138
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Kim                   Los Angeles, CA                           2/2/07
[Signature]                     [City, State]                            [Date]

--------------------------------------------------------------------------------

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings  reported are in this report, and all holdings are reported by ther reporting  manager(s).)

[  ]    13F COMBINATION  REPORT.  (Check here if a   portion of the holdings for
        this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                        ------------------------

Form 13F Information Table Entry Total:                 56
                                                        ------------------------

Form 13F Information Table Value Total:                 $245,239
                                                        ------------------------
                                                                  (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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


                           FORM 13-F INFORMATION TABLE

      COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8

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                    TITLE OF               VALUE    SHRS OR    SH/      PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER    CLASS    CUSIP       (x$1000)  PRN AMT    PRN      CALL   DISCRETION  MANAGERS  SOLE     SHARED     NONE

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ALLSTATE                        020002101     1,205   18,503                                           18,503
CORP/THE             COM                                        SH                SOLE         NONE

BAUSCH &                        071707103     1,260   24,200                                           24,200
LOMB INC             COM                                        SH                SOLE         NONE

BRISTOL-                        110122108     1,269   48,200                                           48,200
MYERS SQUIBB CO      COM                                        SH                SOLE         NONE
CA INC                          12673P105     1,352   59,700                                           59,700

                     COM                                        SH                SOLE         NONE
CITIGROUP INC                   172967101     1,370   24,600                                           24,600
                     COM                                        SH                SOLE         NONE
LEAR CORP                       521865105     1,849   62,622                                           62,622
                     COM                                        SH                SOLE         NONE
METLIFE INC                     59156R108     1,522   25,800                                           25,800
                     COM                                        SH                SOLE         NONE
MICROSOFT                       594918104     794     26,600                                           26,600
CORP                 COM                                        SH                SOLE         NONE

PFIZER INC                      717081103     1,039   40,100                                           40,100
                     COM                                        SH                SOLE         NONE
RADIOSHACK                      750438103     582     34,700                                           34,700
CORP                 COM                                        SH                SOLE         NONE

RENT-A-CENTER INC               76009N100     980     33,200                                           33,200
                     COM                                        SH                SOLE         NONE
WAL-MART                        931142103     822     17,800                                           17,800
STORES INC           COM                                        SH                SOLE         NONE

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WHIRLPOOL CORP                  963320106     1,478   17,800                                           17,800
                     COM                                        SH                SOLE         NONE

XL CAPITAL LTD                  G98255105     1,289   17,900                                           17,900
                     CL A                                       SH                SOLE         NONE

ABN AMRO             SPONSORED  000937102     5,622   175,429                                          175,429
HOLDING NV           ADR                                        SH                SOLE         NONE

ALLIED IRISH         SPON ADR   019228402     4,940   81,272                                           81,272
BANKS PLC            ORD                                        SH                SOLE         NONE

AXA SA               SPONSORED  054536107     6,009   148,987                                          148,987
                     ADR                                        SH                SOLE         NONE

BAYER AG             SPONSORED  072730302     2,966   55,590                                           55,590
                     ADR                                        SH                SOLE         NONE

BP PLC               SPONSORED  055622104     7,247   108,001                                          108,001
                     ADR                                        SH                SOLE         NONE

BRITISH AMERICAN     SPONSORED  110448107     8,246   145,530                                          145,530
TOBACCO PLC          ADR                                        SH                SOLE         NONE

BT GROUP PLC         ADR        05577E101     5       80                                               80
                                                                SH                SOLE         NONE
CANON INC                       138006309     2       37                                               37
                    ADR                                         SH                SOLE         NONE

CREDIT SUISSE       SPONSORED   225401108     7,503   107,417                                          107,417
GROUP               ADR                                         SH                SOLE         NONE

CRH PLC                         12626K203     6,342   149,220                                          149,220
                    ADR                                         SH                SOLE         NONE

E.ON AG             SPONSORED   268780103     5,617   124,307                                          124,307
                    ADR                                         SH                SOL          NONE
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FRANCE TELECOM SA  SPONSORED    35177Q105     7,093   256,053                                          256,053
                   ADR                                         SH                 SOLE         NONE

FRONTLINE LTD      SHS          G3682E127     4,691   147,283                                          147,283
                                                               SH                 SOLE         NONE

GLAXOSMITHKLINE    SPONSORED    37733W105     6,656   126,155                                          126,155
PLC                ADR                                         SH                 SOLE         NONE

HONDA MOTOR CO     AMERN SHS    438128308     8,484   214,565                                          214,565
LTD                                                            SH                 SOLE         NONE

HSBC HOLDINGS PLC  SPON ADR     404280406     4,246   46,329                                           46,329
                   NEW                                         SH                 SOLE         NONE

ING GROEP NV       SPONSORED    456837103     5,898   133,540                                          133,540
                   ADR                                         SH                 SOLE         NONE

KONINKLIJKE        NY REG       500472303     4,203   111,842                                          111,842
PHILIPS            SH NEW                                      SH                 SOLE         NONE
ELECTRONICS NV

MANULIFE           COM          56501R106     6,280   185,868                                          185,868
FINANCIAL CORP                                                 SH                 SOLE         NONE

NOVARTIS AG        SPONSORED    66987V109     5,920   103,068                                          103,068
                   ADR                                         SH                 SOLE         NONE

PETROCHINA CO      SPONSORED    71646E100     5,521   39,219                                           39,219
                   ADR                                         SH                 SOLE         NONE

POSCO ADR          SPONSORED    693483109     4,491   54,323                                           54,323
                   ADR                                         SH                 SOLE         NONE

PUBLICIS GROUPE    SPONSORED    74463M106     6,263   148,302                                          148,302
                   ADR                                         SH                 SOLE         NONE

REUTERS GROUP      SPONSORED    76132M102     3,343   64,000                                           64,000
PLC                ADR                                         SH                 SOLE         NONE

RIO TINTO PLC     SPONSORED     767204100     4,373   20,579                                           20,579
                  ADR                                          SH                 SOLE         NONE

ROGERS            CL B          775109200     7       240                                              240
COMMUNICATIONS                                                 SH                 SOLE         NONE
INC

ROYAL DUTCH       SPON          780259107     8,901   125,098                                          125,098
SHELL PLC         ADR B                                        SH                 SOLE         NONE
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SANOFI-AVENTIS      SPONSORED   80105N105     10,400  225,261                                          225,261
                    ADR                                        SH                 SOLE         NONE

SHINHAN FINANCIAL   SPN ADR     824596100     8,928   86,390                                           86,390
GROUP CO LTD        RESTRD                                     SH                 SOLE         NONE


SIEMENS AG          SPONSORED   826197501     5,858   59,446                                           59,446
                    ADR                                        SH                 SOLE         NONE

SK TELECOM ADR      SPONSORED   78440P108     5,052   190,785                                          190,785
                    ADR                                        SH                 SOLE         NONE

STOLT-NIELSEN SA    SP ADR REG  861565109     5,293   173,596                                          173,596
                    COM                                        SH                 SOLE         NONE

SUEZ SA             SPONSORED   864686100     3,598   69,253                                           69,253
                    ADR                                        SH                 SOLE         NONE

SYNGENTA AG         SPONSORED   87160A100     5,832   157,017                                          157,017
                    ADR                                        SH                 SOLE         NONE

TECHNIP SA          SPONSORED   878546209     5,375   78,342                                           78,342
                    ADR                                        SH                 SOLE         NONE

TELECOM CORP OF     SPONSORED   879278208     1       25                                               25
NEW ZEALAND LTD     ADR                                        SH                 SOLE         NONE

TELEFONICA SA       SPONSORED   879382208     6,058   95,033                                           95,033
                    ADR                                        SH                 SOLE         NONE

TELENOR ASA         SPONSORED      87944W105  4,336   76,842                                           76,842
                    ADR                                        SH                 SOLE         NONE

TNT NV              SPONSORED      87260W101  5,033   116,822                                          116,822
                    ADR                                        SH                 SOLE         NONE

TOTAL SA            SPONSORED      89151E109  5,345   74,325                                           74,325
                    ADR                                        SH                 SOLE         NONE

UNILEVER PLC        SPON ADR       904767704  6,987   251,140                                          251,140
                    NEW                                        SH                 SOLE         NONE

VODAFONE GROUP PLC  SPONSORED      92857W209  9,462   340,612                                          340,612
                    ADR                                        SH                 SOLE         NONE
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